OTHER NON-CURRENT LIABILITIES (Details)	Dec. 31, 2019 USD ($)
OTHER NON-CURRENT LIABILITIES
Other non-current liabilities	$ 25,147	[1]

[1]	Restatements in Note 35 to align with IFRS 3 book value method for business combination